Fair Value - Key Assumptions Used in Determining Fair Value of MSRs at Time of Initial Recognition (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, MSR recognized	$ 7,337,000	$ 13,963,000	$ 47,693,000
Fair value, UPB of underlying mortgage loans	$ 752,850,000	$ 1,430,795,000	$ 4,573,369,000
Fair value, Weighted-average annual servicing fee rate (in basis points)	0.26%	0.25%	0.25%
Amortized cost, MSR recognized	$ 267,755,000	$ 140,511,000	$ 73,640,000
Amortized cost, UPB of underlying mortgage loans	$ 22,068,577,000	$ 12,195,574,000	$ 6,800,637,000
Amortized cost, Weighted-average annual servicing fee rate (in basis points)	0.25%	0.25%	0.25%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, Pricing spread during period	7.20%	7.20%	8.50%
Fair value inputs, Weighted average life during period	2 years 2 months 12 days	2 years 2 months 12 days	1 year 7 months 6 days
Fair value inputs, Annual prepayment speed during period	7.20%	6.80%	8.00%
Fair value inputs, Annual per loan cost of servicing during period	$ 68	$ 62	$ 59
Amortized cost, Pricing spread during period	7.20%	6.50%	6.30%
Amortized cost, Life (in years)	1 year 4 months 24 days	1 year 3 months 18 days	1 year 1 month 6 days
Amortized cost, Annual prepayment speed during period	3.30%	3.50%	7.60%
Amortized cost, Annual per loan cost of servicing during period	$ 68	$ 62	$ 59
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, Pricing spread during period	7.60%	16.30%	14.30%
Fair value inputs, Weighted average life during period	9 years 4 months 24 days	9 years 4 months 24 days	7 years 3 months 18 days
Fair value inputs, Annual prepayment speed during period	38.00%	34.20%	42.70%
Fair value inputs, Annual per loan cost of servicing during period	$ 82	$ 68	$ 140
Amortized cost, Pricing spread during period	12.60%	17.50%	17.50%
Amortized cost, Life (in years)	12 years 3 months 18 days	12 years	7 years 3 months 18 days
Amortized cost, Annual prepayment speed during period	49.20%	51.00%	56.40%
Amortized cost, Annual per loan cost of servicing during period	$ 79	$ 134	$ 140
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, Pricing spread during period	7.30%	8.50%	9.10%
Fair value inputs, Weighted average life during period	5 years 10 months 24 days	6 years 4 months 24 days	7 years 1 month 6 days
Fair value inputs, Annual prepayment speed during period	14.50%	12.30%	9.70%
Fair value inputs, Annual per loan cost of servicing during period	$ 73	$ 65	$ 68
Amortized cost, Pricing spread during period	7.50%	7.90%	8.60%
Amortized cost, Life (in years)	8 years	6 years 10 months 24 days	6 years 4 months 24 days
Amortized cost, Annual prepayment speed during period	8.30%	9.00%	9.60%
Amortized cost, Annual per loan cost of servicing during period	$ 77	$ 64	$ 69